SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS:

1.	On March 2024, the Company signed with Dor-Alon a binding memorandum of understanding, according to which the companies will cooperate within a project (the “Project”) to upgrade the ultra-fast charging infrastructure of the ON network, at Dor-Alon stations on Route 6, using the company’s solution, which is based on the ZOOZTER™-100 Power Booster (the “System”) and the Company’s charging management software. The purpose of the project is to enable the addition of ultra-fast charging ports, despite the limitation of the electricity grid, at the charging sites at the Dor-Alon stations on Route 6, as described below.

As part of the project, in cooperation with Dor Alon and Afcon Electric Transportation, the charging infrastructure will be upgraded at two Dor Alon stations, on Route 6 - Magal station (east side) and Naan station (west side) - while installing two ZOOZTER™-100 systems (one system at each station), and adding charging ports based on ultra-fast chargers, which allow charging with a power of up to 150 kilowatts. The upgrade of the charging infrastructure is expected to enable a significant improvement in the experience of EV drivers, who travel on Route 6 (being a major transportation corridor in Israel) and look for charging services at these sites.

In the first months of operation, of the ZOOZTER™-100 systems at the Route 6 sites, will be used to test their ability to allow the addition of charging ports while managing charging at a large number of charging ports (this is different from the outline of the pilot carried out during 2023 at the Dor-Alon station “Mall-Zikhron”). To the extent that the company’s solution is proven to allow the addition of the aforementioned charging ports, the systems will be purchased by Dor-Alon, under conditions agreed upon between the parties.

2.	As for the completion of the Merger transaction see Note 1